INCOME TAXES	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

Cayman Islands and British Virgin Islands (“BVI”)

The Company is incorporated in the Cayman Islands and several of its wholly-own subsidiaries are incorporated in BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

For the years ended September 30, 2021, 2022 and 2023, Hong Kong Government allowed tax reduction of 100% of the profits tax payable, subject to a ceiling of HK$10,000, HK$10,000 and HK$6,000 (US$1,282, US$1,282 and USD769).

For the years ended September 30, 2021, 2022 and 2023, the Company generated substantially all of its taxable income in the Hong Kong. The tax expenses records in the Company’s result of operations are almost entirely attributable to income earned in the Hong Kong. Should the Company’s operations expand or change in the future, where the Company generates taxable income in other jurisdictions, the Company’s effective tax rates may substantially change.

Significant components of the provision for income taxes are as follows:

	For the year ended September 30,
	2021	2022	2023
Hong Kong profit tax:
- Current income tax	$78,874	$127,843	$193,020
- Tax Concession	(1,282)	(1,282)	(769)
Income tax expenses	$77,592	$126,561	$192,251

The effective tax rates on income before income taxes for the years ended September 30, 2021, 2022 and 2023 was 12.1%, 13.5% and 15.1%, respectively.

No provision for deferred taxation has been made as there were no material temporary difference at reporting period end date.

Reconciliation between the income tax expenses computed by applying the BVI statutory tax rate to income before income taxes and actual provision were as follows:

	Year ended September 30,
	2021	2022	2023
	US$	US$	US$
Income before income tax	642,350	936,788	1,269,643
Tax expenses at the BVI statutory income tax rate	-	-	-

Tax effect of rate differences in various jurisdictions	105,988	152,624	209,491
Tax effect of non-taxable income	(2,053)	(2,759)	(1,683)
Tax effect of deductible temporary difference	(3,907)	(923)	6,366
Tax effect of non-deductible expenditure	-	55	-
Tax concession	(1,282)	(1,282)	(769)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)	(21,154)

Income tax expense	77,592	126,561	192,251